Income Tax (Tables)	12 Months Ended
Sep. 30, 2023
Income Tax [Abstract]
Schedule of Income Before Income Tax Expenses Attributable to Geographic Locations	Income before income tax expenses is attributable to the following geographic locations:
		For the Years Ended September 30,
	2021	2022	2023
	HK$	HK$	HK$
Hong Kong	20,605,424	16,342,125	16,169,924
Foreign	(11,498,751)	(6,119,374)	(4,027,930)
Income before income tax expenses	9,106,673	10,222,751	12,141,994

Schedule of Income Tax Expenses	Income tax expenses consisted of the following:
		For the Years Ended September 30,
	2021	2022	2023
	HK$	HK$	HK$
Current income tax expenses	4,203,901	2,392,635	4,056,189
Deferred income tax benefit	(1,119,374)	(420,058)	(1,717,339)
	3,084,527	1,972,577	2,338,850

Schedule of Income before Income Tax Expenses Differs from the Theoretical Amount	The tax on the Group’s income before income tax expenses differs from the theoretical amount that would arise using the enacted tax rate of the companies comprising the Group can be reconciled as follows:
		For the Years Ended September 30,
	2021	2022	2023
	HK$	HK$	HK$
Income tax expenses calculated at Hong Kong Profits Tax rate	1,502,601	1,686,755	2,003,428
Income not taxable for tax purposes	(131,208)	(563,875)	(98,101)
Expenses not deductible for tax purposes*	1,898,134	1,014,697	598,523
Tax concession	(20,000)	—	—
Effect on tax expenses due to preferential tax rate	(165,000)	(165,000)	(165,000)
	3,084,527	1,972,577	2,338,850
*	Mainly relate to non-deductible listing expenses.

Schedule of Deferred Tax Assets and Liabilities, Net	Deferred tax assets and liabilities, net consisted of the following:
	As of September 30,
	2022	2023
	HK$	HK$
Deferred tax assets:
Decelerated tax depreciation of property and equipment	1,242	11,258
Provision for allowance for doubtful accounts	—	1,407,161
	1,242	1,418,419

Deferred tax liabilities:
Accelerated tax depreciation of property and equipment	(1,768,737)	(1,468,575)
	(1,768,737)	(1,468,575)

Deferred tax liabilities, net	(1,767,495)	(50,156)